SHORT-TERM BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
SHORT-TERM BORROWINGS
Schedule of short-term borrowings

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Borrowings from banks (i)	633,252	601,165
Borrowings from related parties (note 25(v))	390,406	199,570
Other short-term financing arrangements (ii)	26	1,784
	1,023,684	802,519
Including:
Short-term borrowings – third parties	633,278	602,949
Short-term borrowings – related parties	390,406	199,570
(i)During the six months ended June 30, 2025, the Group borrowed loans due within one year or less with aggregated principal amounts of US$467,102 from banks in Chinese mainland, bearing an interest rate of one-year loan prime rate (“LPR”) published by China Foreign Exchange Trade System at the date of utilization plus 0.25% to 0.65% per annum. The interests shall be repaid quarterly or monthly. During the six months ended June 30, 2025, the Group repaid loans with principal amount of US$438,039.
(ii)During the six months ended June 30, 2025, the Group had certain short-term financing arrangement of vehicles sales with third parties that the control of underlying vehicles was not transferred from the Group to the buyers. During the six months ended June 30, 2025, the aggregated financing amounts repaid was US$1,747.